Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Loss on Currency Translation of Foreign Operations [Member]	Other [Member]	Number of Common Shares [Member]	Issued capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]	Prior Year Normal Course Issuer Bid Share Repurchase [Member]	Equity Attributable To Owners Of Parent [Member]	Noncontrolling Interests [Member]
Number of shares outstanding				494,551,730
Beginning balance at Dec. 31, 2023	$ 25,201,000,000	$ (286,000,000)	$ (10,000,000)		$ 13,838,000,000	$ 83,000,000	$ (296,000,000)	$ 11,531,000,000			$ 25,156,000,000	$ 45,000,000
Net earnings	700,000,000	0	0	$ 0	0	0	0	674,000,000			674,000,000
Other comprehensive (loss) income	(234,000,000)	(251,000,000)	20,000,000	0	0	0	(231,000,000)	0			(231,000,000)	(3,000,000)
Shares repurchased (Note 23)	(190,000,000)	0	0		(110,000,000)	(20,000,000)	0	(60,000,000)			(190,000,000)	0
Dividends declared	(1,063,000,000)	0	0	0	0	0	0	(1,063,000,000)			(1,063,000,000)	0
Transfer of net loss on sale of investment	7,000,000	0	0	$ 0	0	0		7,000,000			7,000,000	0
Ending balance at Dec. 31, 2024	$ 24,442,000,000	(537,000,000)	22,000,000		13,748,000,000	68,000,000	(515,000,000)	11,106,000,000			24,407,000,000	35,000,000
Number of share options exercised in share-based payment arrangement				418,619
Increase Decrease In Number Of Shares Outstanding	3,944,903			(3,944,903)					5,375,397
Increase (decrease) through share-based payment transactions, equity	$ 25,000,000	0	0		20,000,000	5,000,000	0	0			25,000,000	0
Non-controlling interest transactions	(33,000,000)	0	0	$ 0	0	0	0	0			0	(33,000,000)
Number of shares outstanding				491,025,446
Transfer of net loss on cash flow hedges	29,000,000	0	29,000,000	$ 0	0	0	29,000,000	0			29,000,000	0
Transfer of net actuarial gain on defined benefit plans.	0	0	(17,000,000)	0	0	0	(17,000,000)	17,000,000			0	0
Net earnings	2,297,000,000	0	0	0	0	0	0	2,267,000,000			2,267,000,000	30,000,000
Other comprehensive (loss) income	224,000,000	211,000,000	12,000,000	0	0	0	223,000,000	0			223,000,000	1,000,000
Shares repurchased (Note 23)	(560,000,000)	0	0		(275,000,000)	(10,000,000)	0	(275,000,000)			(560,000,000)	0
Dividends declared	(1,059,000,000)	0	0	0	0	0	0	(1,059,000,000)			(1,059,000,000)	0
Transfer of net loss on sale of investment	0	0	(27,000,000)	$ 0	0	0	(27,000,000)	27,000,000			0	0
Ending balance at Dec. 31, 2025	$ 25,365,000,000	(329,000,000)	0		13,519,000,000	57,000,000	(329,000,000)	12,076,000,000			25,323,000,000	42,000,000
Number of share options exercised in share-based payment arrangement				766,195
Increase Decrease In Number Of Shares Outstanding	9,829,408			(9,829,408)						6,163,104
Increase (decrease) through share-based payment transactions, equity	$ 45,000,000	0	0		46,000,000	(1,000,000)	0	0			45,000,000	0
Other Equity	0	(3,000,000)	0	$ 0	0	0	(3,000,000)	3,000,000			0	0
Non-controlling interest transactions	(23,000,000)	0	0	$ 0	0	0	0	1,000,000			1,000,000	(24,000,000)
Number of shares outstanding				481,962,233
Transfer of net loss on cash flow hedges	(1,000,000)	0	(1,000,000)	$ 0	0	0	(1,000,000)	0			(1,000,000)	0
Transfer of net actuarial gain on defined benefit plans.	$ 0	$ 0	$ (6,000,000)	$ 0	$ 0	$ 0	$ (6,000,000)	$ 6,000,000			$ 0	$ 0